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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: ______________
This Amendment: (Check only one:): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Cascade Investment, L.L.C.
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number: 28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Business Manager
Phone: (425) 889-7900

Signature, Place, and Date of Signing


         /s/ Michael Larson             Kirkland, Washington      May 15, 2007
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
Form 13F Information Table Entry Value:   11
Form 13F Information Table Value Total:   $3,679,131
                                          (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of March 31, 2007. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of March 31, 2007.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2007.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.   FORM 13F FILE NUMBER   NAME

1     28-05147               Michael Larson

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                           FORM 13F INFORMATION TABLE

                            AS OF MARCH 31, 2007 (1)

                                                              AMOUNT AND TYPE
                                                                OF SECURITY
                                                              ---------------                                 VOTING AUTHORITY
                            TITLE OF               VALUE (2)  SHARES/PRN  SH/  PUT/  INVESTMENT    OTHER   ----------------------
     NAME OF ISSUER           CLASS     CUSIP       (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
INC DEL                     CL A       084670108  $  441,410       4,050   SH           OTHER        1                4,050
CANADIAN NATL RY CO         COM        136375102  $1,387,530  31,434,745   SH           OTHER        1           31,434,745
FISHER COMMUNICATIONS
INC                         COM        337756209  $   22,147     455,700   SH           OTHER        1              455,700
FOUR SEASONS HOTEL
INC                      LTD VTG SH    35100E104  $   57,483     715,850   SH           OTHER        1              715,850
GRUPO TELEVISA SA
DE CV                  SP ADR REP ORD  40049J206  $  579,288  19,439,200   SH           OTHER        1           19,439,200
OTTER TAIL CORP             COM        689648103  $   87,535   2,556,499   SH           OTHER        1            2,556,499
PNM RES INC                 COM        69349H107  $  210,581   6,519,550   SH           OTHER        1            6,519,550
REPUBLIC SVCS INC           COM        760759100  $  756,494  27,192,451   SH           OTHER        1           27,192,451
SIX FLAGS INC               COM        83001P109  $   61,366  10,210,600   SH           OTHER        1           10,210,600
WESTERN ASSET
CLAYMORE US TR         COM SH BEN INT  95766Q106  $   26,425   2,270,200   SH           OTHER        1            2,270,200
WESTERN ASSET/CLYMRE
US TR INF                   COM        95766R104  $   48,872   4,113,800   SH           OTHER        1            4,113,800